Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay for Performance Table

Year	Summary Comp. Table for CEO ($)	Comp. Actually Paid to CEO ($)	Avg. Summary Comp. Table Total for Non-CEO NEOs* ($)	Average Comp. Actually Paid to Non-CEO NEOs* ($)	Value of Initial Fixed $100 Investment Based On: TSR+ ($)	Net Loss ($)
Timothy R. Miller, CEO
2025	440,000	440,000	245,000	245,000	-	(557,341)
2024	425,000	425,000	237,500	237,500	-	(716,878)
2023	397,000	397,000	227,500	227,500	-	(1,389,294)

*	NEOs – Named Executive Officers, Gregg E. Zahn, Chairman and Shane S. Mitchell, CFO, Secretary, Treasurer for all years presented

+	TSR – Total Shareholder Return - In the absence of an established trading market for the common stock, the registrant is unable to calculate the Total Shareholder Return.

Named Executive Officers, Footnote	NEOs – Named Executive Officers, Gregg E. Zahn, Chairman and Shane S. Mitchell, CFO, Secretary, Treasurer for all years presented
PEO Total Compensation Amount	$ 440,000	$ 425,000	$ 397,000
PEO Actually Paid Compensation Amount	440,000	425,000	397,000
Non-PEO NEO Average Total Compensation Amount	245,000	237,500	227,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ 245,000	237,500	227,500
Compensation Actually Paid vs. Net Income

Compensation Actually Paid (“CAP”) to the CEO (and the average CAP to the other NEOs) with Texas Republic’s Net Loss

The Company’s Net Loss improved by 672,416, or 48%, from the period ended 2023 compared to the period ended 2024. Over that same time comparison, the CAP to the CEO and the average CAP to the other NEOs increased. The Company’s Net Loss improved by $159,537, or 22%, from the period ended 2024 compared to the period ended 2025. Over that same time comparison, the CAP to the CEO increased by $15,000 and the average CAP to the other NEOs increased by $7,500. The Company continues to be focused on making decisions that will result in significant long-term value creation for the Company and its shareholders.

Total Shareholder Return Amount	$ 0	0	0
Net Income (Loss)	$ (557,341)	$ (716,878)	$ (1,389,294)
PEO Name	Timothy R. Miller	Timothy R. Miller	Timothy R. Miller
Additional 402(v) Disclosure	TSR – Total Shareholder Return - In the absence of an established trading market for the common stock, the registrant is unable to calculate the Total Shareholder Return.